Subsequent Events (Details) - Orbitz - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Feb. 12, 2015
Subsequent Event [Line Items]
Potential Contract Exit Termination Payments Owed	$ 115.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share		$ 12.00
Expedia, Inc. [Member]
Subsequent Event [Line Items]
Potential Contract Exit Termination Payments Owed	$ 57.5